Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	$ 7,335	$ (1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	(7,335)	1,167
Interest Expense [Member] | Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Amount of Gain/(Loss) Recognized in Income on Derivative	7,335	(1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ (7,335)	$ 1,167
Interest Rate Swap [Member]
Schedule of Location of Cash flow Hedges on Statement of Operations
Hedged Item	Fixed rate debt	Fixed rate debt